ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Payables and Accruals [Abstract]
Other payables	$ 923,957	$ 1,167,512	$ 524,313
Advance royalties		$ 1,000,000